Financial Instruments Revaluation And Other Gains (Losses)	12 Months Ended
Dec. 31, 2020
Financial Instruments Revaluation And Other Gains Losses [Abstract]
Financial instruments revaluation and other gains (losses)
21	Financial instruments revaluation and other gains (losses)

a)	Operational Financial instruments revaluation and other gains (losses)

	(Restated- Note 3)	(Restated- Note 3)
	2020 $	2019 $

Gain (loss) on revaluation of ADG Acquisition – Earn-out (note 10)	5,456,961	(86,045)
Loss on disposal of property and equipment	(1,327,488)	(893,883)

	4,129,473	(979,928)

b)	Other Financial instruments revaluation and other gains (losses)

	(Restated- Note 3)	(Restated- Note 3)
	2020 $	2019 $

Loss on debt revaluation (note 11)	(18,278,845)	(829,208)
Loss on revaluation of derivatives (note 11)	(4,161,977)	(659,037)
Other gains (losses)	53,995	(9,489)

	(22,386,827)	(1,497,734)